Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000225895 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Growth Fund
Class Name	State Farm Growth Fund
Trading Symbol	STFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 7,615,318,556
Holdings Count | Holding	289
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,615,318,556
Total number of portfolio holdings	289
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	27.28%
Health Care	15.40%
Consumer Staples	11.29%
Communication Services	9.78%
Industrials	9.09%
Materials	8.30%
Financials	6.14%
Consumer Discretionary	5.25%
Energy	3.28%
Other less than 2%	4.15%

C000225896 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Balanced Fund
Class Name	State Farm Balanced Fund
Trading Symbol	STFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,371,063,084
Holdings Count | Holding	1,751
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,371,063,084
Total number of portfolio holdings	1,751
Portfolio turnover rate	15%
Stocks/Bonds Allocation	70% / 30%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	18.26%
Health Care	11.36%
Industrials	7.99%
Communication Services	7.73%
Consumer Staples	6.97%
Materials	6.53%
Financials	4.14%
Consumer Discretionary	2.65%
Energy	2.25%
U.S. Treasury Obligations	18.95%
Corporate Bonds	8.59%
Other	4.55%

C000225897 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Interim Fund
Class Name	State Farm Interim Fund
Trading Symbol	SFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 301,009,592
Holdings Count | Holding	112
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$301,009,592
Total number of portfolio holdings	112
Portfolio turnover rate	22%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0 - 1 Years	0.36%
1 - 2 Years	32.42%
2 - 3 Years	23.74%
3 - 4 Years	21.38%
4 - 5 Years	19.56%
5 - 6 Years	1.33%

C000225898 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Municipal Bond Fund
Class Name	State Farm Municipal Bond Fund
Trading Symbol	SFBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 515,986,168
Holdings Count | Holding	381
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$515,986,168
Total number of portfolio holdings	381
Portfolio turnover rate	13%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0-6 Years	27.22%
6-12 Years	53.33%
12-22 Years	19.75%
22+ Years	0.00%